MERGER TRANSACTION COSTS PAYABLE - Summary (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Merger transaction costs payable in shares	$ 0	$ 4,250	$ 0